Call Money and Funds Purchased (Summary of Funds Transactions) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Call Money and Funds Purchased Transactions [Line Items]
Amount	¥ 2,416,313	¥ 2,353,830
Weighted average interest rate	0.06%	0.04%
Minimum
Call Money and Funds Purchased Transactions [Line Items]
Principal range of maturities	1 day	1 day
Maximum
Call Money and Funds Purchased Transactions [Line Items]
Principal range of maturities	30 days	30 days